INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

Intangible assets as of December 31, 2017 and 2018 were as follows:

	2017	2018
	RMB (in millions)
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,800	1,858
Technology	713	751
Others	188	518
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	180	163
	14,494	14,903
Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(420)	(671)
Technology	(229)	(353)
Others	(95)	(156)
	(744)	(1,180)
Net book value
Intangible assets to be amortized
Business Relationship	1,380	1,187
Technology	484	398
Others	93	362
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	180	163
	13,750	13,723

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets using the straight-line method:

Business Relationship	5	-	10	years
Technology	5	-	10	years
Others	3	-	10	years

Amortization expense for the years ended December 31, 2016, 2017 and 2018 was approximately RMB255 million, RMB391 million and RMB433 million respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB (in millions)
2019	432
2020	416
2021	252
2022	214
2023	164
1,478